Post-employment benefits for employees (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2021	2020	2021	2020

Benefit obligation at January 1	25 602	23 066	632	746

Current service cost	415	372	11	11

Interest cost	151	222	16	20

Past service costs and settlements	63	-102	-3	1

Administrative expenses	24	24

Remeasurement (gains)/losses arising from changes in financial assumptions	-713	1 166	-20	40

Remeasurement (gains)/losses arising from changes in demographic assumptions	-377	-28	4	-13

Experience-related remeasurement losses/(gains)	531	159	-47	-132

Currency translation effects	-865	1 810	-1	-7

Benefit payments	-1 450	-1 264	-32	-33

Contributions of employees	179	186

Effect of acquisitions, divestments or transfers	23	-9		-1

Benefit obligation at December 31	23 583	25 602	560	632

Fair value of plan assets at January 1	22 317	19 810	89	134

Interest income	105	166	2	4

Return on plan assets excluding interest income	1 512	1 318	7	4

Currency translation effects	-726	1 620

Novartis Group contributions	490	464	7	-20

Contributions of employees	179	186

Settlements	-7	15

Benefit payments	-1 450	-1 264	-32	-33

Effect of acquisitions, divestments or transfers		2

Fair value of plan assets at December 31	22 420	22 317	73	89

Funded status	-1 163	-3 285	-487	-543

Limitation on recognition of fund surplus at January 1	-51	-65

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	-10	16

Interest income on limitation of fund surplus	-1	-2

Limitation on recognition of fund surplus at December 31	-62	-51

Net liability in the balance sheet at December 31	-1 225	-3 336	-487	-543

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2021	2020	2021	2020

Net liability at January 1	-3 336	-3 321	-543	-612

Current service cost	-415	-372	-11	-11

Net interest expense	-47	-58	-14	-16

Administrative expenses	-24	-24

Past service costs and settlements	-70	117	3	-1

Remeasurements	2 071	21	70	109

Currency translation effects	139	-190	1	7

Novartis Group contributions	490	464	7	-20

Effect of acquisitions, divestments or transfers	-23	11		1

Change in limitation on recognition of fund surplus	-10	16

Net liability at December 31	-1 225	-3 336	-487	-543

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	1 415	202

Accrued benefit liability	-2 640	-3 538	-487	-543

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2021	2020	2019	2021	2020	2019

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	0.9%	0.6%	1.0%	3.3%	2.9%	3.6%

Expected rate of pension increase	0.5%	0.3%	0.3%

Expected rate of salary increase	2.7%	2.7%	2.8%

Interest on savings account	0.5%	0.1%	0.3%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2021 year-end defined benefit pension obligation

25 basis point increase in discount rate	-790

25 basis point decrease in discount rate	839

One-year increase in life expectancy	869

25 basis point increase in rate of pension increase	512

25 basis point decrease in rate of pension increase	-136

25 basis point increase of interest on savings account	58

25 basis point decrease of interest on savings account	-58

25 basis point increase in rate of salary increase	54

25 basis point decrease in rate of salary increase	-54

The healthcare cost trend rate assumptions used for other post-employment benefits
	2021	2020	2019

Healthcare cost trend rate assumed for next year	6.0%	6.3%	6.5%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2028	2028	2028

The weighted average plan asset allocation of funded defined benefit pension plans
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2021	2020

Equity securities	15	40	27	28

Debt securities	20	60	33	34

Real estate	5	30	19	17

Alternative investments	0	20	15	13

Cash and other investments	0	15	6	8

Total			100	100

Asset allocation, investments in shares of Novartis AG
	December 31, 2021	December 31, 2020

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2022 (estimated)	424	39

Expected future benefit payments

2022	1 234	39

2023	1 237	39

2024	1 167	39

2025	1 147	39

2026	1 134	38

2027–2031	5 454	178

Defined contribution plans
(USD millions)	2021	2020	2019

Contributions for defined contribution plans continuing operations	523	501	422

Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2021				2020

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	15 268	3 645	4 670	23 583	16 807	3 788	5 007	25 602

Thereof unfunded		688	439	1 127		701	516	1 217

By type of member

Active	6 478	620	1 412	8 510	6 837	665	1 573	9 075

Deferred pensioners		1 208	1 730	2 938		1 290	1 819	3 109

Pensioners	8 790	1 817	1 528	12 135	9 970	1 833	1 615	13 418

Fair value of plan assets at December 31	16 436	2 551	3 433	22 420	16 396	2 487	3 434	22 317

Funded status	1 168	-1 094	-1 237	-1 163	-411	-1 301	-1 573	-3 285

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2021			2020

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	473	87	560	543	89	632

Thereof unfunded	400	87	487	454	89	543

By type of member

Active	60	23	83	80	25	105

Deferred pensioners	13	0	13	17	0	17

Pensioners	400	64	464	446	64	510

Fair value of plan assets at December 31	73	0	73	89	0	89

Funded status	-400	-87	-487	-454	-89	-543